UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/99
Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):	[   ] is a restatement.
[   ] adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name: William A. Womack

Address: 1667 Lelia Drive, Suite 101
  Jackson, MS 39216

13F File Number: 28-7122

The institutional investment manager filing this report and the person by whom it is hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: William A. Womack
Title: President
Phone: 601-965-0110
Signature, Place, and Date of Signing:
William A. Womack 	Jackson, MS	January 24, 1999

Report Type (Check only one.):
[X]	13F HOLDINGS REPORT.
[   ] 13F NOTICE.
[   ] 13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

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FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	60

Form 13F Information Table Entry Total:	$111,158,000

List of Other Included Managers:		None

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INFORMATION TABLE

NAME OF		TITLE 	CUSIP 		FAIR 		SHARES 	INVT 		SOLE
ISSUER			OF	NUMBER	MARKET	OF PRIN	DISCR		AUTH.
CLASS			VALUE		AMOUNT

Action Performance	COM	004933107	476000.00	41600		sole		41600
Acxiom Corp.		COM	005125109	312000.00	13000		sole		13000
Agco Corp.		COM	001084102	828000.00	61600		sole		61600
AirTran Holding		COM	00949P108	930000.00	209500		sole		209500
Ames Dept. Stores	COM	030789507	2731000.00	95000		sole		95000
ATS Medical		COM	002083103	1860000.00	124500		sole		124500
Carrier Access		COM	144460102	3998000.00	59400		sole		59400
CBRL Group		COM	12489V106	1679000.00	173300		sole		173300
CEC Entertainment	COM	125137109	2930000.00	103700		sole		103700
Computer Network	COM	204925101	755000.00	33000		sole		33000
Cree Research		COM	225447101	5135000.00	60500		sole		60500
Critical Path		COM	22674V100	4247000.00	45000		sole		45000
Datastream Systems	COM	238124101	2099000.00	87000		sole		87000
Digital River		COM	25388B104	2112000.00	63400		sole		63400
Eclipsys Corporation	COM	278856109	1120000.00	43700		sole		43700
E-Net, Inc.		COM	268745106	250000.00	20500		sole		20500
eSoft			COM	296904105	2598000.00	89600		sole		89600
Goody's Family Clothing	COM	382588101	789000.00	147700		sole		147700
Gulf Island Fabrication	COM	402307102	1670000.00	179300		sole		179300
Hain Foods		COM	405219106	1357000.00	60800		sole		60800
Health Mgmt Associates	COM	421933102	3520000.00	263200		sole		263200
Hollywood Entertainment	COM	436141105	2645000.00	184000		sole		184000
Horizon Pharmacies	COM	439902107	200000.00	76300		sole		76300
Hunt (J.B.) Transportation	COM	445658107	2746000.00	199700		sole		19970
Insight Enterprises	COM	45765U103	2059000.00	51000		sole		51000
ITC Deltacom		COM	45031T104	2602000.00	94400		sole		94400
Iona Technologies	COM	46206P109	1377000.00	25500		sole		25500
iVillage			COM	46588H105	81000.00		4000		sole		4000
IXL Enterprises		COM	450718101	2862000.00	51800		sole		51800
Jakks Pacific		COM	47012E106	736000.00	39500		sole		39500
Laser Vision Centers	COM	51807H100	1239000.00	118000		sole		118000
Mastec			COM	576323109	2674000.00	60100		sole		60100
McDermott Intl		COM	580037109	181000.00	20000		sole		20000
McKesson HBOC Inc	COM	58155Q103	720000.00	32000		sole		32000
Media 100		COM	58440W105	291000.00	11000		sole		11000
Message Media		COM	590787107	797000.00	56700		sole		56700
Micro Warehouse	COM	59501B105	2461000.00	133500		sole		133500
Morgan Keegan		COM	617410105	1625000.00	97000		sole		97000
MRV Communications	COM	553477100	2698000.00	43000		sole		43000
MTI Technology		COM	553903105	2028000.00	55000		sole		55000
Netradio.com		COM	64114E108	42000.00		5000		sole		5000
Netzee			COM	64122W108	729000.00	44000		sole		44000
Neotherapeutics		COM	640656104	1020000.00	79600		sole		79600
Ocean Energy		COM	67481E106	865000.00	111600		sole		111600
OfficeMax		COM	67622M108	520000.00	95600		sole		95600
Outback Steakhouse	COM	689899102	3771000.00	145400		sole		145400
Paradyne Networks	COM	39911G107	2451000.00	91200		sole		91200
Pier 1 Imports		COM	720279108	2773125.00	435000		sole		435000
Power One		COM	739308104	6623000.00	143200		sole		143200
PF Chang's China Bistro	COM	69333Y108	3125000.00	125000		sole		125000
Rainbow Rentals		COM	750857104	224000.00	31100		sole		31100
Rainbow Technologies	COM	750862104	465000.00	20000		sole		20000
Rare Hospitality Intl	COM	753820109	3198000.00	147900		sole		147900
StyleClick.com		COM	864221106	60000.00		5000		sole		5000
T. Rowe Price Associates	COM	741477103	1336000.00	36300		sole		36300
Terex Corp		COM	880779103	3288000.00	118500		sole		118500
THQ Inc.		COM	872443403	1050000.00	45300		sole		45300
Transcoastal Marine	COM	893537100	593000.00	211000		sole		211000
Tricon Global		COM	895953107	2839000.00	73500		sole		73500
World Access		COM	98141A101	4768000.00	246100		sole		246100

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